Exhibit 99.23

Seller Loan ID	Client Loan Number	Annaly ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX		OBX2025J1001	First Payment Date	Per Tape	Per Data	First Payment Date taken from note
XXXX		OBX2025J1001	Original Balance	Per Tape	Per Data	Loan amount taken from note